Intangible Assets (Details) - Schedule of intangible assets - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Intangible Assets (Details) - Schedule of intangible assets [Line Items]
Total intangible assets	$ 23,663,719	$ 15,063,719
Less: amortization	(1,796,148)	(642,819)	$ (156,635)
Intangibles, net	$ 21,867,571	$ 14,420,900	$ 285,627
Customer contracts [Member]
Intangible Assets (Details) - Schedule of intangible assets [Line Items]
Estimated Useful Lives (in Years)	10 years	10 years
Total intangible assets	$ 17,288,770	$ 9,859,499
Intellectual property [Member]
Intangible Assets (Details) - Schedule of intangible assets [Line Items]
Estimated Useful Lives (in Years)	10 years
Total intangible assets	$ 385,199
Developed technology [Member]
Intangible Assets (Details) - Schedule of intangible assets [Line Items]
Estimated Useful Lives (in Years)	15 years	15 years
Total intangible assets	$ 1,570,000	$ 1,570,000
Non-compete agreements [Member]
Intangible Assets (Details) - Schedule of intangible assets [Line Items]
Estimated Useful Lives (in Years)	3 years	3 years
Total intangible assets	$ 1,595,530	$ 810,000
Patents [Member]
Intangible Assets (Details) - Schedule of intangible assets [Line Items]
Estimated Useful Lives (in Years)	5 years	5 years
Total intangible assets	$ 230,000	$ 230,000
Tradename [Member]
Intangible Assets (Details) - Schedule of intangible assets [Line Items]
Estimated Useful Lives (in Years)	15 years	15 years
Total intangible assets	$ 2,010,000	$ 2,010,000
Licenses agreements [Member]
Intangible Assets (Details) - Schedule of intangible assets [Line Items]
Estimated Useful Lives (in Years)	5 years	5 years
Total intangible assets	$ 584,220	$ 584,220